UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7482

        Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:          3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
	March 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 21.2% (14.1% of Total Investments)
$ 1,045	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	5/09 at 102.00	A	$1,078,879
	Thiel College, Series 1999A, 5.375%, 11/15/29 – ACA Insured
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	229,916
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	AAA	1,309,304
	University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,125,362
	Morris University, Series 2006A, 4.750%, 2/15/26 (WI/DD, Settling 4/05/06)
3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	10/08 at 102.00	BB+	3,015,390
	Immaculata College, Series 1998, 5.625%, 10/15/27
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 (WI/DD, Settling 4/03/06) – AMBAC Insured	8/16 at 100.00	AAA	1,650,856
770	5.000%, 8/01/24 (WI/DD, Settling 4/03/06) – AMBAC Insured	8/16 at 100.00	AAA	811,588
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series
	2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	AAA	1,829,687
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AAA	1,448,726
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	AAA	1,068,680
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	AAA	3,195,527
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	1,514,615
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	Aaa	2,618,950
	Series 2005, 5.000%, 8/15/25 – MBIA Insured
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	4,293,744
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,272,857
	2006, 4.750%, 5/01/31
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	5/08 at 101.00	Aaa	1,036,770
	Series 1998, 5.250%, 5/01/23 – MBIA Insured
2,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/10 at 100.00	AA	2,247,525
	Series 2000, 6.000%, 6/01/29 – RAAI Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	1,542,660
	2001, 5.000%, 7/15/31 – MBIA Insured
5,750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	5,875,063
	University, Series 2002, 5.000%, 1/01/32
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA	2,074,340
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	AA	1,404,412
	2003, 5.500%, 1/01/24 – RAAI Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	AAA	1,006,930
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – XLCA Insured
	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County
	Community College, Series 2005:
1,545	5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	Aaa	1,626,159
1,625	5.000%, 5/01/19 – AMBAC Insured	5/15 at 100.00	Aaa	1,706,608
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	803,677
	Bucknell University, Series 2002A, 5.250%, 4/01/19
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+	2,668,375
	College Project, Series 2001, 5.900%, 12/15/18
25	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds,	6/06 at 100.00	N/R	25,077
	College of Misericordia, Series 1992B, 7.750%, 12/01/12

46,630	Total Education and Civic Organizations			48,481,677

	Health Care – 17.8% (11.9% of Total Investments)
1,455	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	1,451,508
	General Hospital, Series 2005A, 5.125%, 4/01/35
3,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, South Hills	5/06 at 102.00	AAA	3,576,195
	Health System, Series 1996A, 5.875%, 5/01/26 – MBIA Insured
14,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	4/07 at 102.00	AAA	14,494,198
	Pittsburgh Medical Center System, Series 1997A, 5.625%, 4/01/27 – MBIA Insured
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	AAA	1,300,085
	2002, 5.250%, 11/01/16 – AMBAC Insured
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BBB+	5,303,750
	Hospital Project, Series 2002, 5.900%, 11/15/28
2,425	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1	2,497,677
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,308,675
	Series 2004A, 5.500%, 11/01/24
1,765	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/15 at 100.00	AAA	1,873,812
	Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and
	Warne Clinic, Series 1998:
2,000	5.500%, 7/01/18	7/08 at 100.00	BB+	2,001,060
2,000	5.625%, 7/01/24	7/08 at 100.00	BB+	1,987,400
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,
	Series 2002A:
1,700	5.250%, 7/01/14 – AMBAC Insured	7/12 at 100.00	AAA	1,802,867
1,200	5.250%, 7/01/15 – AMBAC Insured	7/12 at 100.00	AAA	1,268,556
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	490,039
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	339,408
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,060,269
	Series 2004B, 5.375%, 11/15/34

39,345	Total Health Care			40,755,499

	Housing/Multifamily – 4.6% (3.1% of Total Investments)
4,175	Bucks County Redevelopment Authority, Pennsylvania, Section 8 Assisted Second Lien Multifamily	8/06 at 100.00	Baa2	4,179,885
	Mortgage Revenue Bonds, Country Commons Apartments, Series 1993A, 6.200%, 8/01/14
	(Alternative Minimum Tax)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue	4/12 at 100.00	AAA	2,070,660
	Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22)
	(Alternative Minimum Tax)
3,400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	3,502,578
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	748,192
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

10,315	Total Housing/Multifamily			10,501,315

	Housing/Single Family – 2.5% (1.6% of Total Investments)
1,170	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/10 at 100.00	Aaa	1,214,682
	Program Single Family Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32 (Alternative
	Minimum Tax)
1,120	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1996-47,	No Opt. Call	AA+	1,132,096
	6.750%, 10/01/06 (Alternative Minimum Tax)
1,225	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997-59A,	10/07 at 101.50	AA+	1,234,751
	5.700%, 4/01/17 (Alternative Minimum Tax)
420	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1998-62A,	6/08 at 101.50	AA+	432,508
	5.500%, 10/01/22 (Alternative Minimum Tax)
	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A:
845	6.150%, 10/01/16 (Alternative Minimum Tax)	4/07 at 102.00	AAA	852,115
765	6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	789,159

5,545	Total Housing/Single Family			5,655,311

	Industrials – 3.1% (2.1% of Total Investments)
2,000	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	4/06 at 100.00	BB–	1,992,020
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,147,400
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	2,998,518
	2002, 5.500%, 7/01/17 – AMBAC Insured

6,750	Total Industrials			7,137,938

	Long-Term Care – 3.6% (2.4% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	AA	1,024,410
	Series 2003A, 5.000%, 12/01/22 – RAAI Insured
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber
	Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	8/06 at 100.00	AA	1,001,910
2,000	5.900%, 12/01/30 – RAAI Insured	12/10 at 100.00	AA	2,143,900
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	6/08 at 100.00	BB+	1,160,726
	Services Inc., Series 1998A, 5.250%, 6/01/28
	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities
	Revenue Bonds, Paul’s Run, Series 1998A:
1,350	5.750%, 5/15/18	5/08 at 102.00	N/R	1,364,175
1,650	5.875%, 5/15/28	5/08 at 102.00	N/R	1,668,183

8,230	Total Long-Term Care			8,363,304

	Materials – 2.8% (1.9% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,193,951
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
500	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	9/10 at 101.00	BBB	524,805
	Refunding Bonds, Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	4,750,425
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

6,190	Total Materials			6,469,181

	Tax Obligation/General – 27.7% (18.5% of Total Investments)
3,695	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 –	No Opt. Call	AAA	4,007,523
	FGIC Insured
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 7/15/16 – FGIC Insured	7/14 at 100.00	AAA	1,273,788
2,120	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aaa	2,210,121
	5.000%, 5/15/23 – MBIA Insured
3,325	Cumberland Valley School District, Cumberland County, Pennsylvania, General Obligation Bonds,	11/15 at 100.00	Aaa	3,552,098
	Series 2005, 5.000%, 11/15/16 – FSA Insured
2,315	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	2,446,770
2,970	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	4/06 at 100.00	AAA	2,975,584
	Series 1996A, 6.000%, 4/15/26 – AMBAC Insured
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – FSA Insured	5/16 at 75.56	AAA	802,095
2,750	0.000%, 11/01/22 – FSA Insured	5/16 at 73.64	AAA	1,228,288
2,750	0.000%, 5/01/23 – FSA Insured	5/16 at 71.71	AAA	1,191,245
2,080	Meadville, Crawford County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%,	10/15 at 100.00	Aaa	2,167,027
	10/01/25 – XLCA Insured
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds,	3/10 at 100.00	AAA	1,070,420
	Series 2000, 5.600%, 3/01/25 – MBIA Insured
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,
	Series 2003:
1,000	5.000%, 9/01/19 – FGIC Insured	3/13 at 100.00	Aaa	1,052,770
1,000	5.000%, 9/01/20 – FGIC Insured	3/13 at 100.00	Aaa	1,049,760
1,735	5.000%, 9/01/21 – FGIC Insured	3/13 at 100.00	Aaa	1,812,208
2,000	5.000%, 9/01/22 – FGIC Insured	3/13 at 100.00	Aaa	2,086,820
2,270	5.000%, 9/01/23 – FGIC Insured	3/13 at 100.00	Aaa	2,366,747
2,600	5.000%, 9/01/24 – FGIC Insured	3/13 at 100.00	Aaa	2,704,962
1,110	North Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,174,214
	2005, 5.000%, 12/15/20 – FSA Insured
1,900	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/19	1/16 at 100.00	AA	2,019,681
	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
1,000	5.000%, 2/15/12 – XLCA Insured	No Opt. Call	AAA	1,052,790
2,000	5.250%, 2/15/13 – XLCA Insured	No Opt. Call	AAA	2,141,140
1,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	1,100,860
	Bonds, Series 2002A, 5.500%, 9/01/14 – FSA Insured
3,300	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	2/13 at 100.00	Aaa	3,492,159
	2003, 5.000%, 2/15/15 – FGIC Insured
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
2,930	5.000%, 2/01/20 – FGIC Insured	2/13 at 100.00	Aaa	3,071,548
1,955	5.000%, 2/01/21 – FGIC Insured	2/13 at 100.00	Aaa	2,041,059
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,168,868
	District, Series 2003, 5.000%, 6/01/33 – FSA Insured
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
360	5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	AAA	385,211
490	5.250%, 11/01/22 – FGIC Insured	11/13 at 100.00	AAA	524,315
2,550	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aaa	2,431,578
	District, Series 2003, 4.000%, 5/01/21 – FSA Insured
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,611,827
	Series 2001A, 5.000%, 4/01/19 – FSA Insured
2,700	West Chester Area School District, Chester and Delaware Counties, Pennsylvania, General	11/15 at 100.00	Aaa	2,861,730
	Obligation Bonds, Series 2006A, 5.000%, 5/15/20 – FSA Insured
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,490,580
	Series 2005D, 5.000%, 9/01/17 – FSA Insured

64,840	Total Tax Obligation/General			63,565,786

	Tax Obligation/Limited – 13.1% (8.8% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AAA	1,552,200
	2005, 5.000%, 1/15/36 – FGIC Insured
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,000	5.250%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA	1,082,330
1,000	5.250%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	1,079,650
2,400	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	2,582,304
2,000	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AAA	2,151,920
1,000	5.250%, 12/01/19 – MBIA Insured	12/13 at 100.00	AAA	1,075,960
2,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate Lien Revenue Bonds, Series	12/13 at 100.00	AAA	2,151,920
	2003B, 5.250%, 12/01/18 – MBIA Insured
	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,700	5.250%, 7/15/16 – FSA Insured	No Opt. Call	AAA	1,861,755
3,800	5.250%, 7/15/19 – FSA Insured	No Opt. Call	AAA	4,200,900
7,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	7,423,272
	11/15/17 – FSA Insured
2,405	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	2,710,916
	5.500%, 7/01/19 – MBIA Insured
	York County School of Technology Authority, Pennsylvania, Lease Revenue Bonds, Series 2003:
1,000	5.375%, 2/15/20 – FGIC Insured	2/13 at 100.00	Aaa	1,077,190
1,000	5.500%, 2/15/22 – FGIC Insured	2/13 at 100.00	Aaa	1,082,750

27,820	Total Tax Obligation/Limited			30,033,067

	Transportation – 16.5% (11.0% of Total Investments)
2,300	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	1/08 at 101.00	AAA	2,360,444
	Airport, Series 1997A, 5.250%, 1/01/16 – MBIA Insured (Alternative Minimum Tax)
650	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	690,775
	Series 2003, 5.250%, 7/01/17
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	4,881,060
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	AAA	3,708,348
	AMBAC Insured
10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	10,278,299
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative
	Minimum Tax)
6,525	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/06 at 100.00	Aaa	6,589,402
	Bonds, Series 2001A, 5.350%, 12/01/26 – AMBAC Insured
2,355	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	AAA	2,431,090
	5.000%, 9/15/33 – FGIC Insured
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Aaa	6,878,957
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured

36,705	Total Transportation			37,818,375

	U.S. Guaranteed – 11.5% (7.7% of Total Investments) (4)
1,695	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AAA	1,830,905
	5.500%, 12/01/30 (Pre-refunded 12/01/10) – MBIA Insured
	Butler County, Pennsylvania, General Obligation Bonds, Series 2003:
1,000	5.250%, 7/15/19 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	AAA	1,085,870
1,000	5.250%, 7/15/21 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	AAA	1,085,870
1,200	5.250%, 7/15/23 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	AAA	1,303,044
850	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2 (4)	918,187
	Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)
2,110	Fayette County, Pennsylvania, General Obligation Bonds, Series 2000, 5.625%, 11/15/28	11/10 at 100.00	AAA	2,283,358
	(Pre-refunded 11/15/10) – AMBAC Insured
1,225	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,404,230
	1976, 7.625%, 7/01/15 (ETM)
5,750	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Second Series 1999,	7/09 at 101.00	AAA	6,033,935
	5.000%, 7/01/29 (Pre-refunded 7/01/09) – FSA Insured
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
1,000	6.500%, 12/01/11 (ETM)	No Opt. Call	AAA	1,091,780
3,740	6.650%, 12/01/19 (ETM)	No Opt. Call	AAA	4,501,875
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
640	5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	696,576
865	5.250%, 11/01/22 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	941,466
1,650	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	2,075,337
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds,	4/14 at 100.00	AAA	1,087,360
	Series 2003A, 5.250%, 4/01/19 (Pre-refunded 4/01/14) – MBIA Insured

23,725	Total U.S. Guaranteed			26,339,793

	Utilities – 12.5% (8.4% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,148,715
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
8,000	Beaver County Industrial Development Authority, Pennsylvania, Exempt Facilities Revenue Bonds,	6/08 at 102.00	AAA	8,298,079
	Shippingport Project, Series 1998A, 5.375%, 6/01/28 – AMBAC Insured (Alternative Minimum Tax)
2,735	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,886,163
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	5/07 at 102.00	AAA	7,903,238
	Bonds, Metropolitan Edison Company, Series 1997A, 5.950%, 5/01/27 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	6/12 at 101.00	Baa1	2,107,120
	Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AAA	2,166,147
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
1,530	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	1,649,003
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.250%, 11/01/13 –
	MBIA Insured
745	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 –	No Opt. Call	AAA	787,636
	AGC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	724,024
	5.000%, 9/01/26 – FSA Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	1,066,600
	2003, 5.375%, 7/01/19 – FSA Insured

27,575	Total Utilities			28,736,725

	Water and Sewer – 12.8% (8.5% of Total Investments)
305	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AAA	327,384
	5.500%, 12/01/30 – MBIA Insured
2,500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,633,125
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,209,960
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured
	(Alternative Minimum Tax)
	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds,
	Neshaminy Interceptor Project, Series 2004:
605	5.250%, 6/01/14 – FSA Insured	No Opt. Call	AAA	657,562
485	5.250%, 6/01/15 – FSA Insured	No Opt. Call	AAA	528,703
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	Aaa	1,728,664
	Bonds, Series 2004, 5.250%, 5/01/23 – MBIA Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,090,240
	2004, 5.000%, 7/15/22 – FSA Insured
1,315	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,377,213
	4/01/21 – MBIA Insured
3,870	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005, 5.000%,	4/15 at 100.00	AAA	4,112,881
	4/01/17 – FGIC Insured
3,360	Mercer County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	7/10 at 100.00	AAA	3,608,472
	Consumers Water Company, Shenango Valley Division Project, Series 2000, 6.000%, 7/01/30 – MBIA
	Insured (Alternative Minimum Tax)
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	Aaa	1,196,510
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	Aaa	2,657,314
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,092,580
	7/01/23 – FSA Insured
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,071,720
	12/01/34 – FSA Insured

27,730	Total Water and Sewer			29,292,328

$ 331,400	Total Investments (cost $330,882,497) – 149.7%			343,150,299

	Other Assets Less Liabilities – 1.8%			4,100,122

	Preferred Shares, at Liquidation Value – (51.5)%			(118,100,000)

	Net Assets Applicable to Common Shares – 100%			$229,150,421

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $330,725,884.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$13,622,628
Depreciation	(1,198,213)

Net unrealized appreciation (depreciation) of investments	$12,424,415

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2006

* Print the name and title of each signing officer under his or her signature.